DEFERRED REVENUE - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($) oz	Dec. 31, 2019 USD ($)
Disclosure of deferred income [Line Items]
Proceeds from gold prepayment		$ 236,000,000.0
Sales Arrangement, Average Forward Contract Price Of Amount Deferred, per Ounce	$ 1,753
2019 Prepay Arrangement
Disclosure of deferred income [Line Items]
Floor price (in dollars per ounce)		1,300
Cap price (in dollars per ounce)		1,500
Proceeds from gold prepayment		$ 30,000,000	$ 169,800,000
Sales arrangement, monthly amount of product provided | oz		12,500
Sales arrangement, total amount of product provided | oz		150,000
Purchase arrangement, weighted average cost, percentage per annum		0.0538
2022 Prepay Arrangements
Disclosure of deferred income [Line Items]
Floor price (in dollars per ounce)	1,700
Cap price (in dollars per ounce)	$ 2,100
Proceeds from gold prepayment		$ 236,000,000
Sales arrangement, total amount of product provided | oz	150,000
Purchase arrangement, weighted average cost, percentage per annum	0.0445
Purchase arrangement, average forward contract price	$ 1,753
Purchase arrangement, average forward contract price, gold basis | oz	50,000
Purchase arrangement, collar range, gold basis | oz	100,000
Sales arrangement, deferred delivery, amount of ounces | oz	6,250
2024 Prepay Arrangement
Disclosure of deferred income [Line Items]
Purchase arrangement, weighted average cost, percentage per annum	0.113
Purchase arrangement, average forward contract price	$ 1,916
Purchase arrangement, total amount of product provided | oz	31,250
Proceeds from gold prepayment (to be received in Q1 2024)	$ 59,900,000
2022 and 2024 Combined Prepay Arrangement
Disclosure of deferred income [Line Items]
Sales arrangement, deferred delivery, amount of ounces | oz	37,500